UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Continental Income Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.98%
Southwest Airlines Co.	284,100	$4,733,106

Aircraft - 1.38%
Boeing Company (The)	85,200	6,718,020

Banks - 3.66%
Bank of America Corporation	85,400	4,574,878
Northern Trust Corporation	117,100	6,841,568
Wells Fargo & Company	175,200	6,338,736
		17,755,182
Beverages - 3.51%
Anheuser-Busch Companies, Inc.	84,300	4,005,093
Brown-Forman Corporation, Class B	64,000	4,905,600
PepsiCo, Inc.	124,600	8,131,396
		17,042,089
Business Equipment and Services - 2.66%
NYSE Group, Inc.*	106,000	7,923,500
Pitney Bowes Inc.	112,100	4,973,877
		12,897,377
Chemicals -- Specialty - 1.06%
Air Products and Chemicals, Inc.	77,700	5,156,949

Communications Equipment - 3.56%
Cisco Systems, Inc.*	309,100	7,104,663
Nokia Corporation, Series A, ADR	289,700	5,704,193
QUALCOMM Incorporated	123,500	4,490,460
		17,299,316
Computers -- Micro - 1.46%
Apple Computer, Inc.*	92,200	7,097,556

Computers -- Peripherals - 1.16%
Microsoft Corporation	206,500	5,642,613

Defense - 2.31%
General Dynamics Corporation	156,600	11,223,522

Electrical Equipment - 1.37%
Emerson Electric Co.	79,300	6,650,098

Electronic Components - 2.92%
Advanced Micro Devices, Inc.*	334,700	8,317,295
Microchip Technology Incorporated	181,200	5,873,598
		14,190,893
Electronic Instruments - 0.75%
Lam Research Corporation*	80,800	3,662,260

Finance Companies - 2.58%
SLM Corporation	241,100	12,532,378

Food and Related - 0.87%
Campbell Soup Company	115,700	4,223,050

Health Care -- Drugs - 4.91%
Allergan, Inc.	67,100	7,556,131
Amgen Inc.*	69,200	4,948,492
Gilead Sciences, Inc.*	96,800	6,650,644
Novartis AG, ADR	80,400	4,698,576
		23,853,843
Health Care - General - 4.67%
Biomet, Inc.	137,500	4,425,438
DENTSPLY International Inc.	182,700	5,505,664
Johnson & Johnson	137,500	8,929,250
Zimmer Holdings, Inc.*	56,500	3,813,750
		22,674,102
Hospital Supply and Management - 1.05%
Medtronic, Inc.	109,300	5,075,892

Household -- General Products - 1.74%
Colgate-Palmolive Company	135,700	8,426,970

Insurance -- Life - 1.12%
Aflac Incorporated	118,300	5,413,408

Insurance -- Property and Casualty - 1.05%
Berkshire Hathaway Inc., Class B*	1,600	5,078,400

Motion Pictures - 1.37%
News Corporation Limited, Class A	338,500	6,651,525

Multiple Industry - 4.41%
Altria Group, Inc.	50,600	3,873,430
General Electric Company	273,300	9,647,490
Las Vegas Sands, Inc.*	115,500	7,894,425
		21,415,345
Non-Residential Construction - 0.96%
Fluor Corporation	60,500	4,651,845

Petroleum -- International - 4.52%
BP p.l.c., ADR	95,000	6,230,100
ChevronTexaco Corporation	70,100	4,546,686
Exxon Mobil Corporation	166,138	11,147,860
		21,924,646
Petroleum -- Services - 3.32%
Schlumberger Limited	177,800	11,028,934
Smith International, Inc.	131,400	5,098,320
		16,127,254
Publishing - 1.04%
Meredith Corporation	102,500	5,056,325

Retail -- General Merchandise - 2.66%
Target Corporation	131,400	7,259,850
Wal-Mart Stores, Inc.	114,200	5,632,344
		12,892,194
Retail -- Specialty Stores - 0.85%
Best Buy Co., Inc.	77,300	4,140,188

Security and Commodity Brokers - 4.91%
American Express Company	93,000	5,215,440
Chicago Mercantile Exchange Holdings Inc.	8,100	3,873,825
J.P. Morgan Chase & Co.	139,400	6,546,224
Legg Mason, Inc.	42,100	4,246,206
Merrill Lynch & Co., Inc.	50,200	3,926,644
		23,808,339
Timesharing and Software - 1.03%
Paychex, Inc.	135,900	5,003,838

Trucking and Shipping - 1.19%
Expeditors International of Washington, Inc.	129,100	5,755,923

Utilities -- Electric - 1.67%
Exelon Corporation	134,200	8,124,468

Utilities -- Telephone - 2.66%
AT&T Inc.	197,100	6,417,576
UBS AG	109,600	6,500,376
		12,917,952

TOTAL COMMON STOCKS - 75.36%		$365,816,866

(Cost: $283,486,256)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.69%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,365,558

Beverages - 0.46%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	2,000	2,232,974

Multiple Industry - 1.46%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	7,061,613

TOTAL CORPORATE DEBT SECURITIES - 2.61%		$12,660,145

(Cost: $11,923,427)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.04%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,227,295
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,186,136
7.25%, 1-15-10	5,000	5,351,495
		14,764,926
Mortgage-Backed Obligations - 1.37%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.25%, 6-1-08	18	18,333
4.5%, 7-1-18	3,195	3,091,776
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.0%, 7-15-16	1	1,046
9.0%, 8-15-16	38	41,245
9.0%, 10-15-16	11	11,820
9.0%, 10-15-16	15	15,780
9.0%, 11-15-16	14	14,800
9.0%, 1-15-17	3	3,168
9.0%, 1-15-17	3	2,770
9.0%, 3-15-17	15	16,465
9.0%, 4-15-17	21	22,248
4.0%, 9-15-18	3,056	2,889,682
6.5%, 8-15-28	493	507,124
		6,636,257
Treasury Inflation Protected Obligation - 0.73%
United States Treasury Note,
3%, 7-15-12 (A)	3,000	3,522,891

Treasury Obligations - 14.40%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,187,386
6.25%, 8-15-23	5,000	5,805,080
United States Treasury Notes:
3.0%, 12-31-06	10,000	9,948,830
3.25%, 8-15-07	5,000	4,927,345
2.625%, 5-15-08	5,000	4,836,330
4.25%, 10-15-10	10,000	9,875,780
4.25%, 11-15-14	10,000	9,752,340
4.25%, 8-15-15	15,000	14,591,595
		69,924,686

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 19.54%		$94,848,760

(Cost: $93,291,855)

SHORT-TERM SECURITIES

Multiple Industry - 0.62%
Honeywell International Inc.,
5.36%, 10-6-06	3,000	2,997,767

Utilities -- Electric - 1.27%
Wisconsin Electric Power Co.,
5.38%, 10-2-06	6,159	6,158,079

Utilities -- Gas and Pipeline - 0.60%
Michigan Consolidated Gas Co.,
5.3%, 10-6-06	2,915	2,912,854

TOTAL SHORT-TERM SECURITIES - 2.49%		$12,068,700

(Cost: $12,068,700)

TOTAL INVESTMENT SECURITIES - 100.00%		$485,394,471

(Cost: $400,770,238)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006